Debt due within one year - Details of Securitized Trade Receivables (Details) - CAD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Financial Instruments [Abstract]
Average interest rate throughout the year	1.58%	2.79%
Securitized trade receivables	$ 2,007	$ 2,185